Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies

17. Commitments and contingencies:

Leases—

DOCOMO leases certain facilities and equipment under capital leases or operating leases.

Assets covered under capital leases at March 31, 2011 and 2012 were as follows:

	Millions of yen
Class of property	2011	2012
Machinery, vessels and equipment	¥13,360	¥12,359
Less: Accumulated depreciation and amortization	(8,802)	(9,266)

Total	¥4,558	¥3,093

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,657
2014	1,638
2015	1,029
2016	557
2017	225
Thereafter	23

Total minimum lease payments	6,129
Less: Amount representing interest	(341)

Present value of net minimum lease payments	5,788
Less: Amounts representing estimated executory costs	(876)

Net minimum lease payments	4,912
Less: Current obligation	(2,134)

Long-term capital lease obligations	¥2,778

The above obligations are classified as part of other current and long-term liabilities as appropriate.

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,627
2014	2,137
2015	1,971
2016	1,756
2017	1,543
Thereafter	8,543

Total minimum rent payments	¥18,577

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Rent expense	¥68,673	¥62,666	¥69,782

Litigation—

DOCOMO is involved in litigation and claims arising in the ordinary course of business. Management believes that none of the litigation or claims outstanding, pending or threatened against DOCOMO would have a materially adverse effect on its results of operations, cash flows or financial position.

Purchase commitments—

DOCOMO has entered into various contracts for the purchase of property, plant and equipment, inventories (primarily handsets) and services. Commitments outstanding as of March 31, 2012 were ¥34,986 million (of which ¥3,143 million are with related parties) for property, plant and equipment, ¥20,373 million (of which none are with related parties) for inventories and ¥15,778 million (of which ¥909 million are with related parties) for the other purchase commitments.

Loan commitments—

DOCOMO conducts the cash advance service accompanying credit business. Total outstanding credit lines regarding loan commitments of the cash advance service as of March 31, 2011 and 2012 were ¥105,030 million and ¥115,922 million, respectively.

Credit lines are not necessarily executed to the maximum amount because these contracts contain a clause to lower the credit lines if there are reasonable grounds.

Guarantees—

DOCOMO enters into agreements in the normal course of business that provide guarantees for counterparties. These counterparties include subscribers, related parties, foreign wireless telecommunications service providers and other business partners.

DOCOMO provides subscribers with guarantees for product defects of cellular phone handsets sold by DOCOMO, but DOCOMO is provided with similar guarantees by the handset vendors and no liabilities were recognized for these guarantees.

Though the guarantees or indemnifications provided in transactions other than those with the subscribers are different in each contract, the likelihood of almost all of the performance of these guarantees or indemnifications are remote and amount of payments DOCOMO could be claimed for is not specified in almost all of the contracts. Historically, DOCOMO has not made any significant guarantee or indemnification payments under such agreements. DOCOMO estimates the fair value of the obligations related to these agreements is not significant. Accordingly, no liabilities were recognized for these obligations.